INVESTMENT SECURITIES (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Feb. 29, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Greek government bonds EUR (€)	Dec. 31, 2011 Greek government bonds EUR (€)	Dec. 31, 2012 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2011 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2012 Foreign Treasury Bills EUR (€)	Dec. 31, 2011 Foreign Treasury Bills EUR (€)
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	$ 465,104,000	€ 355,944,000		€ 1,002,202,000	€ 119,610,000	€ 845,015,000	€ 92,055,000	€ 107,206,000	€ 144,279,000	€ 49,981,000
Gross Unrecognized Gains		50,174,000		8,258,000	30,795,000	0	19,379,000	8,258,000	0	0
Gross Unrecognized (Losses)		(1,143,000)		(47,159,000)	(1,143,000)	(40,589,000)	0	(6,570,000)	0	0
Fair Value		404,975,000		963,301,000	149,262,000	804,426,000	111,434,000	108,894,000	144,279,000	49,981,000
Held To Maturity Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses [Abstract]
Fair Value Less than 12 months		0		5,326,000	0	0		5,326,000
Unrecognized Losses Less than 12 months		0		(2,973,000)	0	0		(2,973,000)
Fair Value 12 months or longer		56,053,000		32,671,000	56,053,000	15,432,000		17,239,000
Unrecognized Losses 12 months or longer		(1,143,000)		(44,186,000)	(1,143,000)	(40,589,000)		(3,597,000)
Fair Value Total		56,053,000		37,997,000	56,053,000	15,432,000		22,565,000
Unrecognized Losses Total		(1,143,000)		(47,159,000)	(1,143,000)	(40,589,000)		(6,570,000)
Scheduled Maturities Of Held To Maturity Securities Amortized Cost [Abstract]
Due in one year or less		215,264,000		148,409,000
Due from one to five years		0		376,198,000
Due from five to ten years		78,266,000		389,799,000
Due after ten years		62,414,000		87,796,000
Total		355,944,000		1,002,202,000
Scheduled Maturities Of Held To Maturity Securities Fair Value [Abstract]
Due in one year or less		214,121,000		148,481,000
Due from one to five years		0		332,636,000
Due from five to ten years		97,645,000		386,202,000
Due after ten years		93,209,000		95,982,000
Total		404,975,000		963,301,000
Held To Maturity Securities Textuals [Abstract]
HTM pledged as collateral		0		780,000,000
New Greek government bonds after PSI			4,437,200,000
Additional impairment charges before tax due to exchanged Greek government bonds		378,300,000
Government bonds offered for exchange		4,400,000,000
European Financial Stability Facility bonds		1,500,000,000
European Financial Stability Facility bonds maturity	6 months	6 months
Gains Before Tax on European Financial Stability Facility bonds exchange		361,600,000
Held to maturity investment securities bond with fair value		56,100,000
Repurchase of redeemable preference shares		1,350,000
Debt securities issued by foreign companies		41,500,000
Other Than Temporary Impairment Assessment Of Available For Sale And Held To Maturity Securities [Abstract]
a bond in the available-for-sale investment securities with nominal amount		1,434,700,000
a bond in available-for-sale investment securities with fair value		1,341,100,000
unrealized loss on greek government bonds		43,200,000
Held To Maturity Investment Securities Bond With Nominal Amount		57,700,000
Held To Maturity Investment Securities Bond With Carrying Amount		57,200,000
Impact Of Psi [Line Items]
FX Gain included in income statement due to OTTI from PSI				€ 135,700,000